UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7994

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: August 31

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

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ICA File Number: 811-07994
Reporting Period: 07/01/2003 - 06/30/2004
Salomon Brothers Global Partners Income Fund Inc

=============== SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC ===============

AIRPLANES PASS-THRU TRUST

Ticker:                      Security ID:  009451
Meeting Date: SEP 19, 2003   Meeting Type: Consent
Record Date:  AUG 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    THE PROPOSED AMENDMENTS                   For       For        Management

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AIRPLANES PASS-THRU TRUST

Ticker:                      Security ID:  009451
Meeting Date: SEP 19, 2003   Meeting Type: Consent
Record Date:  AUG 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    THE PROPOSED AMENDMENTS                   For       For        Management

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management

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NTL EUROPE, INC.

Ticker:       NTEU           Security ID:  62940R
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    TO WAIVE IN CONTEMPLATION OF THE REVERSE  For       For        Management
      STOCK SPLIT THE PROVISION OF OUR
      CERTIFICATE OF INCORPORATION PROVIDING
      THAT, SO LONG AS THE PREFERRED STOCK IS
      OUTSTANDING, NO SECURITIES RANKING JUNIOR
      TO THE PREFERRED STOCK WITH RESPECT TO
      THE PAYMENT OF DIVIDE

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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey D. Benjamin       For       For        Management
1.2   Elect  Director David Elstein             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Approve Share Plan Grant                  For       For        Management

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SPECTRASITE, INC.

Ticker:       SSI            Security ID:  84761M104
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Stephen H. Clark          For       For        Management
1.2   Elect  Director Paul M. Albert, Jr.       For       For        Management
1.3   Elect  Director Robert Katz               For       For        Management
1.4   Elect  Director Richard Masson            For       For        Management
2     Ratify Auditors                           For       For        Management

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UNITEDGLOBAL.COM INC

Ticker:       UCOMA          Security ID:  913247508
Meeting Date: FEB 11, 2004   Meeting Type: Special
Record Date:  JAN 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Stock Option Plan                   For       Against    Management

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UNITEDGLOBALCOM, INC.

Ticker:       UCOMA          Security ID:  913247
Meeting Date: DEC 17, 2003   Meeting Type: Special
Record Date:  NOV 19, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    APPROVAL OF THE ISSUANCE OF A TOTAL OF UP For       For        Management
      TO 171,238,160 SHARES OF UNITEDGLOBALCOM,
      INC. CLASS A COMMON STOCK, AS MORE FULLY
      DESCRIBED IN THE PROXY STATEMENT.
02    APPROVAL OF UNITEDGLOBALCOM S AMENDED     For       For        Management
      EQUITY INCENTIVE PLAN FOR EMPLOYEES,
      DIRECTORS AND CONSULTANTS.

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UNITEDGLOBALCOM, INC.

Ticker:       UCOMA          Security ID:  913247
Meeting Date: SEP 30, 2003   Meeting Type: Annual
Record Date:  AUG 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    APPROVAL OF UNITEDGLOBALCOM, INC. EQUITY  For       Against    Management
      INCENTIVE PLAN.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman and Chief Executive Officer of

Salomon Brothers Global Partners Income Fund Inc.

Date: August 25, 2004